Summary financial information for equity method investees (Details) - Summary of equity method investments - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Turnover	£ 63,997,183	£ 49,820,243	£ 75,164,498	£ 52,263,050	£ 47,070,105
Gross profit/(loss)	15,027,067	17,413,912	24,748,622	12,230,622	13,705,805
Operating profit/(loss)	(13,031,003)	2,549,918	(1,410,750)	(5,297,878)	(4,042,941)
Taxation on ordinary activities	(654,170)	(613,258)	(536,461)	(315,163)	511,024
Liabilities and Equity
Net assets	48,391,408		56,305,169	62,387,395
Capital and reserves
Share premium	32,105,520		32,105,520	21,688,028
Profit and loss account	(6,727,684)		1,177,705	16,095,507
Non-controlling interests	5,104		13,476	1,595,877
Shareholders funds	£ 48,391,408	£ 54,392,470	£ 56,305,169	£ 62,387,395	£ 63,643,169	£ 49,117,212
Queensgate Investments [Member]
Income Statement [Abstract]
Group ownership			30.00%	30.00%	30.00%
Administrative expenses / Other income					£ (1,455,902)
Operating profit/(loss)					1,245,932
Taxation on ordinary activities					(20,111)
Profit/(loss) for the financial year					£ 1,225,821
Capital and reserves
Expected carrying amount of net investment			£ 777,894
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount				£ 77,158
Carrying amount of net investment			£ 1,605,378
Alvarium Investment Management (Suisse) [Member]
Income Statement [Abstract]
Group ownership			30.00%	30.00%	30.00%
Administrative expenses / Other income					£ (341,173)
Operating profit/(loss)					535,380
Taxation on ordinary activities					(107,076)
Profit/(loss) for the financial year					£ 428,304
Capital and reserves
Expected carrying amount of net investment			£ 498,487
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of goodwill			505,206
Carrying amount of net investment			£ 498,487
Alvarium Capital Partners [Member]
Income Statement [Abstract]
Group ownership			30.00%	30.00%	30.00%
Administrative expenses / Other income					£ (175,001)
Operating profit/(loss)					(261,178)
Profit/(loss) for the financial year					£ (261,178)
Capital and reserves
Expected carrying amount of net investment			£ 120,182
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment			£ 120,182
Osprey Equity Partners [Member]
Income Statement [Abstract]
Group ownership			50.00%	50.00%	50.00%
Administrative expenses / Other income					£ (4,122,626)
Operating profit/(loss)					(1,581.364)
Profit/(loss) for the financial year					£ (1,581,364)
Capital and reserves
Expected carrying amount of net investment			£ 1,558
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment			£ 1,558
Casteel Capital [Member]
Income Statement [Abstract]
Group ownership			50.00%	50.00%	50.00%
Administrative expenses / Other income				£ (58,819)	£ (91,342)
Operating profit/(loss)				492,205	879,809
Profit/(loss) for the financial year				492,205	£ 879,809
Capital and reserves
Expected carrying amount of net investment			£ 214,724
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount				£ 52,474
Carrying amount of net investment			£ 270,935
NZ PropCo Holdings [Member]
Income Statement [Abstract]
Group ownership			23.00%	23.00%	23.00%
Administrative expenses / Other income				£ (43,206,790)	£ (3,087,680)
Operating profit/(loss)				(33,990,499)	(2,931,835)
Taxation on ordinary activities				10,665,485	1,900,617
Profit/(loss) for the financial year				(23,325,014)	£ (1,031,218)
Capital and reserves
Expected carrying amount of net investment			£ (9,086,350)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount				£ 4,899,089
Pointwise Partners [Member]
Income Statement [Abstract]
Group ownership			50.00%	50.00%	50.00%
Administrative expenses / Other income				£ (202,858)
Operating profit/(loss)				(816,291)
Profit/(loss) for the financial year				(816,291)
Capital and reserves
Expected carrying amount of net investment			£ (517,325)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount				£ 408,146
Alvarium Kalrock [Member]
Income Statement [Abstract]
Group ownership			40.00%	40.00%	40.00%
Administrative expenses / Other income				£ 2,577,767
Operating profit/(loss)				2,577,767	£ 867,399
Profit/(loss) for the financial year				£ 2,577,767	£ 867,399
Capital and reserves
Expected carrying amount of net investment			£ 1,481,279
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment			£ 1,523,263
CrescoCapital Advisers [Member]
Income Statement [Abstract]
Group ownership			33.33%	33.33%	33.33%
Administrative expenses / Other income					£ (152,634)
Operating profit/(loss)					636,717
Profit/(loss) for the financial year					£ 636,717
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount				£ 15,161
Carrying amount of net investment				£ 39,976
Cresco Immobilien Verwaltungs Gmbh [Member]
Income Statement [Abstract]
Group ownership			33.33%	33.33%	33.33%
Administrative expenses / Other income					£ (820,363)
Operating profit/(loss)					(258,703)
Profit/(loss) for the financial year					£ (258,703)
CrescoCapital Group Fund 1 GP [Member]
Income Statement [Abstract]
Group ownership			33.33%	33.33%	33.33%
Administrative expenses / Other income					£ (149,279)
Operating profit/(loss)					771,905
Profit/(loss) for the financial year					£ 771,905
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment				£ 69,193
CrescoCapital Urban Yurt Holdings [Member]
Income Statement [Abstract]
Group ownership			33.33%	33.33%	33.33%
Administrative expenses / Other income					£ (1,584,575)
Operating profit/(loss)					457,919
Taxation on ordinary activities					(155,940)
Profit/(loss) for the financial year					£ 301,979
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment				£ 557,730
Hadley Property Group Holdings [Member]
Income Statement [Abstract]
Group ownership			35.00%	35.00%	35.00%
Administrative expenses / Other income					£ (2,972,970)
Operating profit/(loss)					(1,014,418)
Taxation on ordinary activities					(1,578)
Profit/(loss) for the financial year					£ (1,015,996)
Alvarium Investments NZ [Member]
Income Statement [Abstract]
Group ownership			46.00%	46.00%	50.00%
Administrative expenses / Other income					£ (2,725,155)
Operating profit/(loss)					1,100,537
Taxation on ordinary activities					(421,147)
Profit/(loss) for the financial year					£ 685,390
Capital and reserves
Profit and loss account			£ 5,599,065
Profit and loss account Non-controlling interest			£ 3,035,343
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment				£ 1,557,397
Kuno Investments [Member]
Income Statement [Abstract]
Group ownership			49.90%	49.90%	49.90%
Administrative expenses / Other income					£ (6,121,790)
Operating profit/(loss)					717,138
Taxation on ordinary activities					(1,032,764)
Profit/(loss) for the financial year					(315,626)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of goodwill				£ 3,476,813
Carrying amount of net investment				2,031,796
Other [Member]
Income Statement [Abstract]
Administrative expenses / Other income					(1,683,347)
Operating profit/(loss)					(698,206)
Taxation on ordinary activities					(24,794)
Profit/(loss) for the financial year					£ (723,000)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment				£ 340,083
Alvarium Kai rock [Member]
Income Statement [Abstract]
Group ownership				40.00%
Assets
Current assets				£ 2,475,034
Liabilities and Equity
Net assets				2,475,034
Capital and reserves
Members' interests				2,475,034
Expected carrying amount of net investment				990,014
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount				77,206
Carrying amount of net investment				£ 1,067,220
Effect of Discontinued Recognition of Losses as the Carrying Value of Investment is Down to 0 [Member] | Queensgate Investments [Member]
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			£ (23,059)
Effect of Discontinued Recognition of Losses as the Carrying Value of Investment is Down to 0 [Member] | NZ PropCo Holdings [Member]
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			9,086,350
Effect of Discontinued Recognition of Losses as the Carrying Value of Investment is Down to 0 [Member] | Pointwise Partners [Member]
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			517,325
Returns Achieved on a Different Basis as per LLPShareholder Agreement than as per of Investment [Member] | Queensgate Investments [Member]
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			850,543
Returns Achieved on a Different Basis as per LLPShareholder Agreement than as per of Investment [Member] | Casteel Capital [Member]
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			56,211
Returns Achieved on a Different Basis as per LLPShareholder Agreement than as per of Investment [Member] | Alvarium Kalrock [Member]
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			£ 41,984
Minimum [Member] | Other [Member]
Income Statement [Abstract]
Group ownership			20.00%	20.00%	20.00%
Maximum [Member] | Other [Member]
Income Statement [Abstract]
Group ownership			50.00%	50.00%	50.00%
Queensgate Investments [Member]
Income Statement [Abstract]
Turnover			£ 10,484,310	£ 7,145,050	£ 9,318,930
Cost of sales			(9,239,869)	(5,495,752)	(6,617,096)
Gross profit/(loss)			1,244,441	1,649,298	2,701,834
Administrative expenses / Other income			(1,174,100)	(1,095,542)
Operating profit/(loss)			70,341	553,756
Taxation on ordinary activities				(10,948)
Profit/(loss) for the financial year			70,341	542,808
Assets
Non-current assets			21,259	45,948
Current assets			9,893,323	13,000,933
Total assets			9,914,582	13,126,881
Liabilities and Equity
Current liabilities			(5,446,601)	(6,621,633)
Non-current liabilities			(1,875,000)	(2,000,000)
Total liabilities			(7,321,601)	(8,621,633)
Net assets			2,592,981	4,505,248
Capital and reserves
Members' interests			2,592,981	4,505,248
Shareholders funds			2,592,981	4,505,248
Expected carrying amount of net investment				1,351,574
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment				1,428,732
Alvarium Investment Management (Suisse) [Member]
Income Statement [Abstract]
Turnover			3,973,114	3,715,933	3,734,355
Cost of sales			(2,677,306)	(2,661,482)	(2,857,802)
Gross profit/(loss)			1,295,808	1,054,451	876,553
Administrative expenses / Other income			(540,103)	(448,474)
Operating profit/(loss)			755,705	605,977
Taxation on ordinary activities			(138,695)	(121,196)
Profit/(loss) for the financial year			617,010	484,781
Assets
Non-current assets			515,420	220,000
Current assets			2,199,523	2,523,939
Total assets			2,714,943	2,743,947
Liabilities and Equity
Current liabilities			(1,053,321)	(1,210,347)
Total liabilities			(1,053,321)	(1,210,347)
Net assets			1,661,622	1,533,600
Capital and reserves
Called up share capital			100,110	102,055
Share premium			50,055	51,028
Non-controlling interests				1,300,517
Profit and loss account Non-controlling interest			1,511,457
Shareholders funds			1,661,622	1,533,600
Expected carrying amount of net investment				460,080
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of goodwill				586,058
Carrying amount of net investment				460,080
Alvarium Capital Partners [Member]
Income Statement [Abstract]
Turnover			794,888	598,419	695,653
Cost of sales			(535,380)	(674,137)	(781,830)
Gross profit/(loss)			259,508	(75,718)	(86,177)
Administrative expenses / Other income			(116,050)	(247,390)
Operating profit/(loss)			143,458	(323,108)
Profit/(loss) for the financial year			143,458	(323,108)
Assets
Non-current assets			483	30,233
Current assets			482,173	363,186
Total assets			482,656	401,419
Liabilities and Equity
Current liabilities			(82,049)	(144,260)
Total liabilities			(82,049)	(144,268)
Net assets			400,607	257,151
Capital and reserves
Called up share capital			14	14
Share premium			999,996	999,996
Non-controlling interests				(742,059)
Profit and loss account Non-controlling interest			(599,403)
Shareholders funds			400,607	257,151
Expected carrying amount of net investment				77,145
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment				77,145
Osprey Equity Partners [Member]
Income Statement [Abstract]
Turnover			150,256	246,777	2,541,262
Gross profit/(loss)			150,256	246,777	2,541,262
Administrative expenses / Other income			(323,644)	(453,889)
Operating profit/(loss)			(173,388)	(207,112)
Taxation on ordinary activities				(1,096)
Profit/(loss) for the financial year			(173,388)	(208,208)
Assets
Non-current assets			491	1,140
Current assets			271,878	541.069
Total assets			272,369	542,217
Liabilities and Equity
Current liabilities			(269,253)	(365,713)
Total liabilities			(269,253)	(365,713)
Net assets			3,116	176,504
Capital and reserves
Called up share capital			600	600
Non-controlling interests				175,904
Profit and loss account Non-controlling interest			2,516
Shareholders funds			3,116	176,504
Expected carrying amount of net investment				88,252
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment				88,252
Casteel Capital [Member]
Income Statement [Abstract]
Turnover			1,868,300	1,296,358	1,502,952
Cost of sales			(818,137)	(745,334)	(531,801)
Gross profit/(loss)			1,050,163	551,024	971,151
Administrative expenses / Other income			(73,124)
Operating profit/(loss)			977,039
Profit/(loss) for the financial year			977,039
Assets
Non-current assets			2,904	3,739
Current assets			528,167	507,738
Total assets			531,071	511,477
Liabilities and Equity
Current liabilities			(101,623)	(207,610)
Total liabilities			(101,623)	(207,610)
Net assets			429,448	303,867
Capital and reserves
Members' interests			429,448	303,067
Shareholders funds			429,448	303,867
Expected carrying amount of net investment				151,934
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment				204,407
NZ PropCo Holdings [Member]
Income Statement [Abstract]
Turnover			54,279,088	56,697,480	475,584
Cost of sales			(43,903,091)	(47,481,189)	(319,739)
Gross profit/(loss)			10,375,997	9,216,291	155,845
Administrative expenses / Other income			(34,753,384)
Operating profit/(loss)			(24,377,387)
Taxation on ordinary activities			8,986,845
Profit/(loss) for the financial year			(15,390,542)
Assets
Non-current assets			9,338,733	15,693,138
Current assets			180,294,696	276,441,912
Total assets			189,633,429	292,135,050
Liabilities and Equity
Current liabilities			(4,867,040)	(132,249,357)
Non-current liabilities			(224,272,257)	(181,186,081)
Total liabilities			(229,139,297)	(313,435,438)
Net assets			(39,505,868)	(21,300,388)
Capital and reserves
Non-controlling interests				(21,300,380)
Profit and loss account Non-controlling interest			(39,505,868)
Shareholders funds			(39,505,868)	(21,300,388)
Expected carrying amount of net investment				(4,899,089)
Pointwise Partners [Member]
Income Statement [Abstract]
Turnover			1,652,717
Cost of sales			(1,578,183)	(613,433)
Gross profit/(loss)			74,534	(613,433)
Administrative expenses / Other income			(292,903)
Operating profit/(loss)			(218,369)
Profit/(loss) for the financial year			(218,369)
Assets
Non-current assets			5,601	4,427
Current assets			1,249,988	9,060
Total assets			1,255,589	13,487
Liabilities and Equity
Current liabilities			(2,290,239)	(829,778)
Total liabilities			(2,290,239)	(829,778)
Net assets			(1,034,650)	(816,291)
Capital and reserves
Non-controlling interests				(816,291)
Profit and loss account Non-controlling interest			(1,034,650)
Shareholders funds			(1,034,650)	(816,291)
Expected carrying amount of net investment				(408,146)
Alvarium Kalrock [Member]
Income Statement [Abstract]
Turnover					867,399
Gross profit/(loss)					867,399
Administrative expenses / Other income			1,991,460
Operating profit/(loss)			1,991,460
Profit/(loss) for the financial year			1,991,460
Assets
Current assets			3,703,197
Total assets			3,703,197	2,475,034
Liabilities and Equity
Net assets			3,703,197
Capital and reserves
Members' interests			3,703,197
Shareholders funds			3,703,197	2,475,034
CrescoCapital Advisers [Member]
Income Statement [Abstract]
Turnover			1,091,744	1,028,927	1,230,305
Cost of sales			(329,166)	(497,635)	(440,954)
Gross profit/(loss)			762,578	531,292	789,351
Administrative expenses / Other income			(114,898)	(111,313)
Operating profit/(loss)			647,680	419,979
Profit/(loss) for the financial year			647,680	419,979
Assets
Non-current assets				860
Current assets			303,313	184,529
Total assets			303,313	185,339
Liabilities and Equity
Current liabilities			(246,206)	(110,936)
Total liabilities			(246,206)	(110,936)
Net assets			57,107	74,453
Capital and reserves
Members' interests			57,107	74,453
Shareholders funds			57,107	74,453
Expected carrying amount of net investment			19,036	24,815
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment			19,036
Cresco Immobilien Verwaltungs Gmbh [Member]
Income Statement [Abstract]
Turnover			1,506,469	1,359,511	1,361,224
Cost of sales			(1,162,085)	(1,057,493)	(799,564)
Gross profit/(loss)			344,384	302,018	561,660
Administrative expenses / Other income			(284,598)	(564,828)
Operating profit/(loss)			59,786	(262,810)
Profit/(loss) for the financial year			59,786	(262,810)
Assets
Non-current assets			169,543	202,620
Current assets			706,121	459,323
Total assets			875,664	661,943
Liabilities and Equity
Current liabilities			(1,719,858)	(1,621,770)
Total liabilities			(1,719,858)	(1,621,770)
Net assets			(844,194)	(959,827)
Capital and reserves
Called up share capital			21,143	21,143
Profit and loss account				(980,970)
Profit and loss account Non-controlling interest			(865,337)
Shareholders funds			(844,194)	(959,827)
Expected carrying amount of net investment			(281,398)	(319,910)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			281,398	319,910
CrescoCapital Group Fund 1 GP [Member]
Income Statement [Abstract]
Turnover			2,124,445	1,935,905	2,182,515
Cost of sales			(1,181,879)	(1,039,581)	(1,261,331)
Gross profit/(loss)			942,566	896,324	921,184
Administrative expenses / Other income			(44,488)	(63,558)
Operating profit/(loss)			898,078	832,766
Profit/(loss) for the financial year			898,078	832,766
Assets
Non-current assets				0
Current assets			261,633	333,035
Total assets			261,633	333,035
Liabilities and Equity
Current liabilities			(62,064)	(125,433)
Total liabilities			(62,064)	(125,433)
Net assets			199,569	207,602
Capital and reserves
Called up share capital			21,000	21,000
Profit and loss account				186,602
Profit and loss account Non-controlling interest			178,569
Shareholders funds			199,569	207,602
Expected carrying amount of net investment			66,523	69,193
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment			66,523
CrescoCapital Urban Yurt Holdings [Member]
Income Statement [Abstract]
Turnover			5,451,611	4,665,968	5,101,052
Cost of sales			(4,508,831)	(3,898,629)	(3,058,558)
Gross profit/(loss)			942,780	767,339	2,042,494
Administrative expenses / Other income			(503,255)	(722,925)
Operating profit/(loss)			439,525	44,414
Taxation on ordinary activities			(54,373)	(77,134)
Profit/(loss) for the financial year			385,152	(32,720)
Assets
Non-current assets			289,070	372,423
Current assets			3,132,832	3,686,144
Total assets			3,421,902	4,058,567
Liabilities and Equity
Current liabilities			(1,471,332)	(2,385,210)
Total liabilities			(1,471,332)	(2,385,210)
Net assets			1,950,570	1,673,357
Capital and reserves
Called up share capital			16,093	16,093
Profit and loss account				1,657,264
Profit and loss account Non-controlling interest			1,934,477
Shareholders funds			1,950,570	1,673,357
Expected carrying amount of net investment			650,190	557,730
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment			650,190
Hadley Property Group Holdings [Member]
Income Statement [Abstract]
Turnover			5,095,381	9,632,109	3,731,411
Cost of sales			(2,306,806)	(6,160,080)	(1,772,859)
Gross profit/(loss)			2,788,575	3,472,029	1,958,552
Administrative expenses / Other income			(2,798,346)	(2,391,764)
Operating profit/(loss)			(9,771)	1,080,265
Taxation on ordinary activities				213,877
Profit/(loss) for the financial year			(9,771)	1,294,142
Assets
Non-current assets			297,121	46,621
Current assets			1,155,802	1,610,855
Total assets			1,452,923	1,657,476
Liabilities and Equity
Current liabilities			(2,652,235)	(2,836,009)
Non-current liabilities				(11,008)
Total liabilities			(2,652,235)	(2,847,017)
Net assets			(1,199,312)	(1,189,541)
Capital and reserves
Called up share capital			100	100
Profit and loss account				(1,189,641)
Profit and loss account Non-controlling interest			(1,199,412)
Shareholders funds			(1,199,312)	(1,189,541)
Expected carrying amount of net investment			(419,759)	(416,339)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			419,759	416,339
Alvarium Investments NZ [Member]
Income Statement [Abstract]
Turnover			12,164,600	7,064,322	14,526,570
Cost of sales			(1,380,900)	(593,579)	(10,694,878)
Gross profit/(loss)			10,783,700	6,470,743	3,831,692
Administrative expenses / Other income			(6,705,306)	(3,945,098)
Operating profit/(loss)			4,078,394	2,525,645
Taxation on ordinary activities			(1,366,673)	(745,731)
Profit/(loss) for the financial year			2,711,721	1,779,914
Assets
Non-current assets			178,819,520	251,644,701
Current assets			3,241,332	27,335
Total assets			182,060,852	251,672,036
Liabilities and Equity
Current liabilities			(3,216,513)	(6,362,727)
Non-current liabilities			(170,209,878)	(242,402,590)
Total liabilities			(173,426,391)	(248,765,317)
Net assets			8,634,461	2,906,719
Capital and reserves
Called up share capital			53	53
Profit and loss account				3,385,592
Non-controlling interests				(478,926)
Shareholders funds			8,634,461	2,906,719
Expected carrying amount of net investment			2,575,594	1,557,397
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of net investment			2,575,594
Kuno Investments [Member]
Income Statement [Abstract]
Turnover			13,815,121	13,702,036	12,636,547
Cost of sales			(6,169,248)	(6,557,180)	(5,797,619)
Gross profit/(loss)			7,645,873	7,144,856	6,838,928
Administrative expenses / Other income			(7,142,166)	(6,914,413)
Operating profit/(loss)			503,707	230,443
Taxation on ordinary activities			(1,113,974)	(945,264)
Profit/(loss) for the financial year			(610,267)	(714,821)
Assets
Non-current assets			8,765,173	10,207,395
Current assets			8,094,719	7,720,822
Total assets			16,859,892	17,928,217
Liabilities and Equity
Current liabilities			(4,382,663)	(3,701,089)
Non-current liabilities			(9,020,628)	(10,155,392)
Total liabilities			(13,403,291)	(13,856,481)
Net assets			3,456,601	4,071,736
Capital and reserves
Called up share capital			6,391	6,391
Profit and loss account				4,065,345
Profit and loss account Non-controlling interest			3,450,210
Shareholders funds			3,456,601	4,071,736
Expected carrying amount of net investment			1,724,844	2,031,796
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Carrying amount of goodwill			2,834,940
Carrying amount of net investment			1,724,844
Other [Member]
Income Statement [Abstract]
Turnover			2,791,256	4,139,503	2,824,340
Cost of sales			(830,351)	(2,277,412)	(1,839,199)
Gross profit/(loss)			1,960,905	1,862,091	£ 985,141
Administrative expenses / Other income			(2,523,031)	(2,220,074)
Operating profit/(loss)			(562,126)	(357,983)
Taxation on ordinary activities			237,838	(4,280)
Profit/(loss) for the financial year			(324,288)	(362,263)
Assets
Non-current assets			24,146,342	3,615,604
Current assets			4,047,343	4,891,470
Total assets			28,193,685	8,507,074
Liabilities and Equity
Current liabilities			(7,982,267)	(6,421,020)
Non-current liabilities			(24,280,110)	(4,065,836)
Total liabilities			(32,262,377)	(10,486,856)
Net assets			(4,068,692)	(1,979,782)
Capital and reserves
Called up share capital			102,098	109,696
Members' interests			(815,518)	(1,047.399)
Profit and loss account				(1,042,079)
Profit and loss account Non-controlling interest			(3,355,272)
Shareholders funds			(4,068,692)	(1,979,782)
Expected carrying amount of net investment			(1,414,144)	(938,404)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Equity Method Investment, Difference Between Carrying Amount			1,827,368	£ 1,278,487
Carrying amount of net investment			£ 413,224